PROPERTY, EQUIPMENT AND OTHER (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 114	$ 117
Mineral Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 46	$ 45